Note 13 - Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
(13)         Net Income per Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Basic:
Net income	124,737	99,984	166,080
Less: Net (loss) income attributable to the noncontrolling interests	(5,773)	4,341	4,320
Net income attributable to the Company’s shareholders	130,510	95,643	161,760
Weighted average number of ordinary shares outstanding	1,002,308,275	998,861,526	1,005,842,212
Basic net income per ordinary share	0.13	0.10	0.16
Basic net income per ADS	2.60	1.92	3.22

Diluted:
Net income	124,737	99,984	166,080
Less: Net (loss) income attributable to the noncontrolling interests	(5,773)	4,341	4,320
Net income attributable to the Company’s shareholders	130,510	95,643	161,760
Weighted average number of ordinary shares outstanding	1,002,308,275	998,861,526	1,005,842,212
Share options	2,993,694	1,708,492	6,749,175
Total	1,005,301,969	1,000,570,018	1,012,591,387
Diluted net income per ordinary share	0.13	0.10	0.16
Diluted net income per ADS	2.60	1.91	3.19

During the years ended December 31, 2012, 2013 and 2014, the Company had share options of which would potentially dilute earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effect would have been antidilutive, such share options consist of 46,225,381, 38,222,880 and 16,920, respectively.